UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22685

FEG DIRECTIONAL ACCESS FUND LLC
(Exact name of registrant as specified in charter)

201 EAST FIFTH STREET, SUITE 1600
CINCINNATI, OHIO 45202
(Address of principal executive offices) (Zip code)

RYAN WHEELER
201 EAST FIFTH STREET, SUITE 1600
CINCINNATI, OHIO 45202
(Name and address of agent for service)

Registrant's telephone number, including area code: 888-268-0333

Date of fiscal year end: MARCH 31

Date of reporting period: SEPTEMBER 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

FINANCIAL STATEMENTS FEG Directional Access Fund LLC Six Months Ended September 30, 2017 (unaudited)

FEG Directional Access Fund LLC

Financial Statements
Six Months Ended September 30, 2017
(unaudited)

Contents

Statement of Assets, Liabilities and Members’ Capital	1
Schedule of Investments	2
Statement of Operations	4
Statements of Changes in Members’ Capital	5
Statement of Cash Flows	6
Financial Highlights	7
Notes to Financial Statements	8
Other Information	14

FEG Directional Access Fund LLC

Statement of Assets, Liabilities and Members’ Capital
September 30, 2017
(unaudited)

Assets
Cash	$1,290,806
Short-term investments (cost $120,681)	120,681
Investments in Portfolio Funds, at fair value (cost $30,853,099)	38,443,164
Receivable for Portfolio Funds sold	25,820,246
Prepaid expenses and other assets	5,240
Total assets	$65,680,137

Liabilities and members’ capital
Capital withdrawals payable	$20,560,876
Line of credit loan payable	5,000,000
Professional fees payable	89,033
Accounting and administration fees payable	32,826
Line of credit interest expense payable	6,697
Directors fees payable	6,000
Line of credit fees payable	1,111
Other liabilities	71,305
Total liabilities	25,767,848
Members’ capital	39,912,289
Total liabilities and members’ capital	$65,680,137

Components of members’ capital
Paid-in capital	$20,117,843
Accumulated net investment loss	(7,807,716)
Accumulated net realized gain on investments	20,012,097
Accumulated net unrealized appreciation on investments	7,590,065
Members’ capital	$39,912,289

Units issued and outstanding (unlimited units authorized)	31,190
Net Asset Value per unit	$1,279.66

See accompanying notes.

FEG Directional Access Fund LLC

Schedule of Investments
September 30, 2017
(unaudited)

Investment Name	Cost	Fair Value	Percentage of Members’ Capital	Withdrawals Permitted (1)	Notice Period (1)
Investments in Portfolio Funds:(2)
Hedged Equity:(3)
Darsana Fund, L.P.	$6,120,218	$7,819,786	19.6%	Quarterly (4)	60 days
Fine Partners I, L.P.	7,750,000	8,243,353	20.7	Annually (5)	60 days
FVP US-Q, L.P., Class D	6,000,000	8,053,573	20.2	Annually (6)	90 days
Indus Asia Pacific Distribution Holding Company II, Ltd.	112,909	55,853	0.1	N/A (7)	N/A
JHL Capital Group Fund LLC, Class C	3,706,578	3,398,522	8.5	Quarterly	60 days
Pennant Windward Fund, L.P.	358,602	315,348	0.8	Quarterly (8)	60 days
Sachem Head L.P.	2,250,110	2,685,061	6.7	Quarterly (9)	65 days
Tybourne Equity (US) Fund	4,554,682	7,871,668	19.7	Quarterly (6)	60 days
Total investments in Portfolio Funds	$30,853,099	$38,443,164	96.3%

See accompanying notes.

FEG Directional Access Fund LLC

Schedule of Investments (continued)

Investment Name	Cost	Fair Value	Percentage of Members’ Capital
Short-term investments:
Money market fund:
Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.91% (10)	$120,681	$120,681	0.3%
Total investments in Portfolio Funds and short-term investments	$30,973,780	38,563,845	96.6

Other assets less liabilities		1,348,444	3.4

Members’ capital		$39,912,289	100.0%

(1)	Redemption frequency and redemption notice period reflect general redemption terms, and exclude liquidity restrictions.

(2)	Non-income producing.

(3)
Hedged directional investment strategies generally involve taking both long and short positions in equity securities deemed to be undervalued or overvalued. Although the combination of long and short investing can provide an element of protection against (but not eliminate) directional market exposure, hedged directional Portfolio Fund Managers generally do not attempt to neutralize the amount of their long and short positions (i.e., they will be net long or net short).

(4)	Withdrawals from Portfolio Fund permitted after a two year lock-up period from the date of the initial investment.

(5)	Withdrawals from Portfolio Fund permitted after a three year lock-up period from the date of the initial investment.

(6)	Withdrawals from Portfolio Fund permitted after a five year lock-up period from the date of the initial investment.

(7)	Portfolio Fund in liquidation mode and will be distributed via in-kind distributions.

(8)	Withdrawals from Portfolio Fund permitted after a one year lock-up period from the date of the initial investment.

(9)	Withdrawals from this Portfolio Fund are permitted on a quarterly basis, with 25%, 33 1/3%, 50%, and 100% of the total investment becoming eligible for redemption each successive quarter.

(10)	The rate shown is the annualized 7-day yield as of September 30, 2017.

Type of Investment as a Percentage of Total Members’ Capital (Unaudited):

See accompanying notes.

FEG Directional Access Fund LLC

Statement of Operations
Six Months Ended September 30, 2017
(unaudited)

Investment income
Dividend income	$15,257

Expenses
Management fees	159,082
Professional fees	67,250
Accounting and administration fees	59,243
Line of credit interest expense	45,737
Line of credit fees	18,181
Compliance monitoring fees	15,000
Directors fees	12,000
Insurance expense	10,446
Custodian fees	6,673
Other expenses	15,000
Total expenses	408,612
Net investment loss	(393,355)

Realized and unrealized gain (loss) on investments
Net realized gain on investments	5,402,945
Net change in unrealized appreciation/depreciation on investments	(1,980,188)
Net realized and unrealized gain on investments	3,422,757
Net increase in members' capital resulting from operations	$3,029,402

See accompanying notes.

FEG Directional Access Fund LLC

Statements of Changes in Members’ Capital

	Six Months Ended September 30, 2017 (unaudited)	Year Ended March 31, 2017
Operations
Net investment loss	$(393,355)	$(1,167,846)
Net realized gain on investments	5,402,945	5,485,978
Net change in unrealized appreciation/depreciation on investments	(1,980,188)	2,388,975
Net change in members' capital resulting from operations	3,029,402	6,707,107

Capital transactions
Capital contributions	347,255	5,831,678
Capital withdrawals	(37,664,425)	(12,756,910)
Capital contributions in connection with commencement of operations of FEG Directional Access TEI Fund LLC	—	65,479,361
Capital withdrawals in connection with liquidation of FEG Equity Access Fund Ltd.	—	(84,951,749)
Net change in members' capital resulting from capital transactions	(37,317,170)	(26,397,620)

Net change in members' capital	(34,287,768)	(19,690,513)

Members' capital at beginning of period	74,200,057	93,890,570
Members' capital at end of period	$39,912,289	$74,200,057

Accumulated net investment loss	$(7,807,716)	$(7,414,361)

Units transactions
Units sold	286	4,976
Units redeemed	(30,102)	(10,832)
Units issued in connection with commencement of operations of FEG Directional Access TEI Fund LLC	—	58,871
Units redeemed in connection with liquidation of FEG Equity Access Fund Ltd.	—	(76,372)
Net change in units	(29,816)	(23,357)

See accompanying notes.

FEG Directional Access Fund LLC

Statement of Cash Flows
Six Months Ended September 30, 2017
(unaudited)

Operating activities
Net increase in members’ capital resulting from operations	$3,029,402
Adjustments to reconcile net decrease in members' capital resulting from operations to net cash provided by operating activities:
Proceeds from sales of investments in Portfolio Funds	20,787,505
Net realized gain on investments in Portfolio Funds	(5,402,945)
Net change in unrealized appreciation/depreciation on investments in Portfolio Funds	1,980,188
Proceeds from short-term investments, net	566,822
Changes in operating assets and liabilities:
Prepaid expenses and other assets	5,538
Professional fees payable	(63,254)
Line of credit interest expense payable	(3,852)
Management fee payable	(100,257)
Accounting and administration fees payable	(3,348)
Other liabilities	(25,760)
Net cash provided by operating activities	20,770,039

Financing activities
Proceeds from line of credit	5,000,000
Payments for line of credit	(8,000,000)
Change in line of credit fees payable	694
Proceeds from capital contributions	347,255
Payments for capital withdrawals	(17,351,290)
Net cash used for financing activities	(20,003,341)

Net change in cash	766,698
Cash at beginning of period	524,108
Cash at end of period	$1,290,806

Supplemental disclosure of interest paid	$39,040

See accompanying notes.

FEG Directional Access Fund LLC

Financial Highlights

	Six Months Ended September 30, 2017 (unaudited)
		Year Ended March 31,
		2017	2016	2015	2014
Per unit operating performances:(1)(2)
Net asset value per unit, beginning of period	$1,216.27	$1,112.94	$1,230.32	$1,152.15	$1,047.37
Income (loss) from investment operations:
Net investment loss	(128.79)	(47.49)	(22.95)	(14.20)	(9.20)
Net realized and unrealized gain (loss) on investments	192.18	150.82	(94.43)	92.37	113.98
Total change in per unit value from investment operations	63.39	103.33	(117.38)	78.17	104.78

Net asset value per unit, end of period	$1,279.66	$1,216.27	$1,112.94	$1,230.32	$1,152.15

	Six Months Ended September 30, 2017 (unaudited)
			Year Ended March 31,
			2017	2016	2015	2014	2013
Ratios to average members' capital:(3)
Total expenses	1.29	%(4)	1.52%	1.27%	1.26%	1.35%	1.40%
Net investment loss	(1.25	)%(4)	(1.51)%	(1.27)%	(1.26)%	(1.35)%	(1.40)%

Total return	5.21	%(5)	9.28%	(9.54)%	6.78%	10.00%	4.18%
Portfolio turnover	0.00	%(5)	0.00%	12.79%	9.15%	29.64%	12.69%
Members' capital end of period (000's)	$39,912		$74,200	$93,891	$117,737	$109,375	$86,660

(1)	Selected data is for a single unit outstanding throughout the year.

(2)	Effective April 1, 2013, the Company was unitized.

(3)	The ratios do not include investment income or expenses of the Portfolio Funds in which the Company invests.

(4)	Annualized.

(5)	Not annualized.

See accompanying notes.

FEG Directional Access Fund LLC

Notes to Financial Statements
Six Months Ended September 30, 2017
(unaudited)

1. Organization

FEG Directional Access Fund LLC (the “Company”) was formed on February 3, 2010, and is a Delaware limited liability company that commenced operations on April 1, 2010. The Company registered with the U.S. Securities and Exchange Commission (the “SEC”) on April 2, 2012, under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Company’s Board of Directors (the “Board”) has overall responsibility for the management and supervision of the Company’s operations. To the extent permitted by applicable law, the Board may delegate any of its respective rights, powers, and authority to, among others, the officers of the Company, any committee of the Board, or the Investment Manager (as defined below). Under the supervision of the Board and pursuant to an investment management agreement, FEG Investors, LLC serves as the investment manager (the “Investment Manager”) to the Company. The Investment Manager is a registered investment adviser with the SEC under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).

The Company is currently operating pursuant to a plan of liquidation and dissolution which was approved by the Board and communicated to Members on May 31, 2017. The Company expects that it cannot liquidate until shortly after December 31, 2020 due to a lock-up provision in one of its investments in a portfolio fund. In connection with this, as explained in a proxy statement sent on or about October 25, 2017 to Members of the Company as of record date September 29, 2017, the Company is seeking approval of Members (as defined below) to deregister as an Investment Company under the 1940 Act. The Company is also seeking Member approval of a new investment management agreement. See Note 4.

The Company’s primary investment objective is to meet or exceed the return of the broad equity markets over a full market cycle with less volatility than the equity markets, as measured by the S&P 500 Index, although there can be no assurance that the Company will achieve this objective. For purposes of the investment objective a “full market cycle” includes both economic expansion and contraction and typically ranges between four and seven years. The Company was formed to capitalize on the experience of the Investment Manager’s principals by creating a fund-of-funds product, which offers professional portfolio fund manager due diligence, selection and monitoring, consolidated reporting, risk monitoring, and access to portfolio fund managers for a smaller minimum investment than would be required for direct investment. The Investment Manager manages the Company by allocating its capital among a number of independent general partners or investment managers (the “Portfolio Fund Managers”) acting through pooled investment vehicles and/or managed accounts (collectively, the “Portfolio Funds”).

FEG Equity Access Fund Ltd., an affiliated investment fund advised by the Investment Manager that invested all or substantially all of its assets in the Company, was liquidated on April 15, 2016 in the amount of $84,951,749. The majority of the assets of FEG Equity Access Fund Ltd., $65,479,361, were transferred in-kind to FEG Directional Access TEI Fund LLC on April 15, 2016. $19,472,388 of the $84,951,749 was withdrawn in cash to FEG Equity Access Fund Ltd. and paid to the shareholders of FEG Equity Access Fund Ltd.

Units of limited liability company interest (“Units”) of the Company are offered only to investors (“Members”) that represent that they are an “accredited investor” within the meaning of Rule 501 under the Securities Act of 1933, as amended (the “1933 Act”).

UMB Fund Services, Inc., a subsidiary of UMB Financial Corporation, serves as the Company’s administrator (the “Administrator”). The Company has entered into an agreement with the Administrator to perform general administrative tasks for the Company, including but not limited to maintenance of the books and records of the Company and the capital accounts of the Members of the Company.

2. Significant Accounting Policies

The Company is an investment company, and as such, these financial statements have applied the guidance set forth in Accounting Standards Codification (“ASC”) 946, Financial Services—Investment Companies. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

FEG Directional Access Fund LLC

Notes to Financial Statements (continued)

2. Significant Accounting Policies (continued)

Use of Estimates

The financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of these financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

Calculation of Members’ Capital and Net Asset Value per Unit

The Company calculates its Members’ capital as of the close of business on the last business day of each calendar month and the last day of each fiscal period. In determining its Members’ capital, the Company values its investments as of such month-end or as of the end of such fiscal period, as applicable. The Members’ capital of the Company equals the value of the total assets of the Company less liabilities, including accrued fees and expenses, each determined as of the date the Company’s Members’ capital is calculated. The Net Asset Value per Unit equals Members’ Capital divided by Units outstanding.

Investments in Portfolio Funds

The Company values its investments in Portfolio Funds at fair value, which generally represents the Company’s pro rata interest in the members’ capital of the Portfolio Funds, net of management fees and incentive allocations payable to the Portfolio Fund Managers. The underlying investments held by the Portfolio Funds are valued at fair value in accordance with the policies established by the Portfolio Funds, as described in their respective financial statements and agreements. Due to the inherent uncertainty of less liquid investments, the value of certain investments held by the Portfolio Funds may differ from the values that would have been used if a ready market existed. The Portfolio Funds may hold investments for which market quotations are not readily available and are thus valued at their fair value, as determined in good faith by their respective Portfolio Fund Managers. Net realized and unrealized gains and losses from investments in Portfolio Funds are reflected in the Statement of Operations. Realized gains and losses from Portfolio Funds are recorded on the average cost basis.

For the six months ended September 30, 2017, the aggregate cost of purchases and proceeds from sales of investments in Portfolio Funds were $0 and $35,580,035, respectively.

Fair Value of Financial Instruments

In accordance with ASC 820, Fair Value Measurement, fair value is defined as the price that the Company would receive if it were to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions that market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Company’s investments.

The inputs are summarized in the three broad levels listed below:

Level 1 – Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 – Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets and inputs that are observable for the asset or liability, either directly or indirectly.

FEG Directional Access Fund LLC

Notes to Financial Statements (continued)

2. Significant Accounting Policies (continued)

Level 3 – Inputs to the valuation methodology are unobservable and significant to the fair value measurement. This includes situations where there is little, if any, market activity for the asset or liability.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Short-term investments represent an investment in a money market fund. Short-term investments are recorded at fair value, which is their published net asset value and are listed in the table below as a Level 1 investment.

Investments in Portfolio Funds are recorded at fair value, using the Portfolio Funds’ net asset value as a practical expedient.

The following table represents the investments carried at fair value on the Statement of Assets, Liabilities and Members’ Capital by level within the valuation hierarchy as of September 30, 2017:

Investments	Level 1	Level 2	Level 3	Total
Short-term investments	$120,681	$—	$—	$120,681
Total	$120,681	$—	$—	$120,681

In accordance with ASC 820 investments in Portfolio Funds with a fair value of $38,443,164 are excluded from the fair value hierarchy as of September 30, 2017.

The Schedule of Investments categorizes the aggregate fair value of the Company’s investments in the Portfolio Funds by domicile, investment strategy, and liquidity.

The Company discloses transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2, or 3 for the six months ended September 30, 2017.

Investment Transactions and Investment Income

Investment transactions are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date.

Taxation

The Company is treated as a partnership for federal income tax purposes and therefore is not subject to U.S. federal income tax. For income tax purposes, the individual Members will be taxed upon their distributive share of each item of the Company’s profit and loss. The only taxes payable by the Company are withholding taxes applicable to certain investment income.

Management has analyzed the Company’s tax positions for all open tax years, which include the years ended December 31, 2013 through December 31, 2016, and has concluded that as of September 30, 2017, no provision for income taxes is required in the financial statements. Therefore, no additional tax expense, including any interest and penalties, was recorded in the current year and no adjustments were made to prior periods. To the extent the Company recognizes interest and penalties, they are included in interest expense and other expenses, respectively, in the Statement of Operations.

Capital Contributions Received in Advance and Capital Withdrawals Payable

Capital contributions received in advance are comprised of cash received on or prior to September 30, 2017 for which Units are issued October 1, 2017. Capital contributions received in advance do not participate in the earnings of the Company until such Units are issued. Capital withdrawals payable are comprised of requests for withdrawals that were effective on September 30, 2017 but were paid subsequent to period end.

FEG Directional Access Fund LLC

Notes to Financial Statements (continued)

3. Investments in Portfolio Funds

The Investment Manager utilizes due diligence processes with respect to the Portfolio Funds and their Portfolio Fund Managers, which are intended to assist management in determining that financial information provided by the underlying Portfolio Fund Managers is reasonably reliable.

The Company has the ability to liquidate its investments in Portfolio Funds periodically in accordance with the provisions of the respective Portfolio Fund’s operating agreement; however, these withdrawal requests may be subject to certain lockup periods such as gates, suspensions, and other delays, fees, or restrictions in accordance with the provisions of the respective Portfolio Fund’s operating agreement.

The Portfolio Funds in which the Company has investments may utilize a variety of financial instruments in their trading strategies, including equity and debt securities of both U.S. and foreign issuers, options and futures, forwards, and swap contracts. These financial instruments contain various degrees of off-balance-sheet risk, including both market and credit risk. Market risk is the risk of potentially adverse changes to the value of the financial instruments and their derivatives because of the changes in market conditions, such as interest and currency rate movements and volatility in commodity or security prices. Credit risk is the risk of the potential inability of counterparties to perform based on the terms of the contracts, which may be in excess of the amounts recorded in the Portfolio Funds’ respective statement of financial condition. In addition, several of the Portfolio Funds sell securities sold, not yet purchased, whereby a liability is created for the repurchase of the security at prevailing prices. Such Portfolio Funds’ ultimate obligations to satisfy the sales of securities sold, not yet purchased may exceed the amount recorded in the Portfolio Funds’ respective statement of financial condition. However, due to the nature of the Company’s interest in these investment entities, the Company’s risk with respect to such transactions is generally limited to its investment in each Portfolio Fund.

The Company is also subject to liquidity risks, including the risk that the Company may encounter difficulty in generating cash to meet obligations associated with tender requests. Liquidity risk may result from an inability of the Company to sell an interest in a Portfolio Fund on a timely basis at an amount that approximates its fair value. The Portfolio Funds require advance notice for withdrawal requests, generally only permit withdrawals at specified times, and have the right in certain circumstances to limit or delay withdrawals.

The Portfolio Funds provide for compensation to the respective Portfolio Fund Managers in the form of management fees generally ranging from 1.0% to 3.0% annually of members’ capital, and incentive allocations that typically range between 10.0% and 30.0% of profits, subject to loss carry forward provisions, as defined in the respective Portfolio Funds’ operating agreement.

4. Management Fee and Related Party Transactions

Prior to July 1, 2017 the Investment Manager was entitled to receive from the Company a monthly management fee (the “Management Fee”) equal to 1/12 of 0.85% of the Company’s month-end Members’ capital balance, prior to reduction for the Management Fee then being calculated (a 0.85% annual rate). Effective July 1, 2017, the Investment Manager suspended the Management Fee that it charged to the Company. The Management Fee was paid monthly in arrears and was prorated with respect to investments in the Company made other than at the beginning of a month. The Management Fee totaled $159,082 for the three months ended June 30, 2017, and no Management Fee was charged for the three months ended September 30, 2017.

FEG Directional Access Fund LLC

Notes to Financial Statements (continued)

4. Management Fee and Related Party Transactions (continued)

On September 15, 2017, Fund Evaluation Group Employee Stock Ownership Trust (“FEG Trust”), a voting trust administered by Argent Trust Company as trustee, acquired Fund Evaluation Group 2017, Inc. (“Fund Evaluation Group”), the indirect parent company of the Investment Manager (the “transaction”) from Fund Evaluation Group’s eighteen individual owners. The transaction will allow employees of the Investment Manager to indirectly own the Investment Manager through an employee stock ownership plan. While the transaction represented a change of control of the Investment Manager, it is not a change in the management of the Company. The Investment Manager, through its employees, has continued and will continue in its role in providing day-to-day investment management services to the Company.

The transaction resulted in an “assignment” under the 1940 Act of the then-existing investment management agreement of the Company (the “Prior Management Agreement”) that resulted in the termination of the Prior Management Agreement. To avoid disruption of the Company’s investment management program, the Board approved a proposed new investment management agreement (the “New Management Agreement”) on September 11, 2017. The Board also approved an interim management agreement (the “Interim Management Agreement”), which became effective upon consummation of the transaction. The Interim Management Agreement provides that, effective for up to 150 days following the date of the consummation of the transaction, and until approval of the New Management Agreement by the Company’s Members, the Investment Manager will continue to act as investment manager to the Company on identical terms and with the identical fee structure as under the Prior Management Agreement.

The management fees earned by the Investment Manager while the Interim Management Agreement is in effect, which are assumed to be none, will be held in escrow. Fees that are held in escrow, if any, including any interest earned, will be paid to the Investment Manager if Members approve the New Management Agreement within 150 days of the date of the Interim Management Agreement. If Members do not approve the New Management Agreement within 150 days of the date of the Interim Management Agreement, then the Investment Manager will be paid the lesser of: (i) any costs incurred in performing the Interim Management Agreement, plus any interest earned on the amount while in escrow; or (ii) the total amount in the escrow account, plus interest if earned.

Under the New Management Agreement, the Investment Manager will continue to serve as the Company’s investment manager. The New Management Agreement contains identical terms and conditions as the Prior Management Agreement. The Company distributed a proxy statement to Members requesting their approval of the New Management Agreement. The proxy statement was distributed to Members on or about October 25, 2017. See Note 8.

Until September 15, 2017, the Investment Manager, not the Company, paid the Company's Sub-Adviser, InterOcean Capital, LLC, a monthly fee equal to 10% of the Management Fee received by the Investment Manager from the Company as of the end of each calendar month. Subject to InterOcean Capital, LLC's agreement to waive any unpaid past and future compensation that did or would exceed 10% of the adjusted income of the Investment Manager attributable to the services that the Investment Manager renders to the Company. Effective August 22, 2017, the Board, upon the recommendation of the Investment Manger, approved the termination of InterOcean Capital, LLC as Sub-Adviser to the Company.

Each member of the Board who is not an “interested person” of the Company (the “Independent Directors”), as defined by the 1940 Act, receives a quarterly retainer of $3,000. In addition, all Independent Directors are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties. The Independent Directors’ fees totaled $12,000 for the six months ended September 30, 2017, of which $6,000 was payable as of September 30, 2017.

As of September 30, 2017, FEG Directional Access TEI Fund LLC, an affiliated investment fund advised by the Investment Manager, owned 88.10% of the Company’s outstanding Units, with a value of $35,164,187 (which include capital withdrawals payable, if any), through its subsidiary FEG Directional Access TEI Fund LDC (a Cayman Islands exempted limited duration company).

FEG Directional Access Fund LLC

Notes to Financial Statements (continued)

5. Members’ Capital

In accordance with the Company’s Amended and Restated Limited Liability Company Operating Agreement (as most recently amended and restated on April 1, 2013, and as it may be further amended, the “Operating Agreement”), net profits or net losses are allocated to the Members in proportion to their respective capital accounts. In addition, each Member’s liability is generally limited to its investment in the Company.

The Company is currently operating under a plan of liquidation and dissolution, as approved on May 31, 2017. In connection with the pending liquidation, the Company has discontinued accepting orders for the purchase of Units and ceased making tender offers for the repurchase of Units. The Company intends to make distributions, approximately quarterly, to Members of its available cash resulting from the liquidation of the Company’s portfolio securities.

6. Indemnifications

The Company enters into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is not known. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. Credit Facility

Effective September 30, 2013 (the “Closing Date”), the Company entered into a $10 million line of credit facility (the “LOC”) used for cash management purposes, such as providing liquidity for investments and repurchases. A fee of 50 basis points (0.50%) per annum is payable monthly in arrears on the unused portion of the LOC, while the interest rate charged on borrowings on the LOC is the 1-month London Interbank Offer Rate plus a spread of 200 basis points (2.00%). The average interest rate and the average daily loan balance for the 92 days the Company had outstanding borrowings under the LOC were 3.15% and $5,880,435, respectively, for the six months ended September 30, 2017. As of September 30, 2017, the unused amount of the LOC was $5,000,000.

Assets permitted as investment collateral include U.S. marketable obligations, bankers’ acceptance and certificates of deposit, money market accounts, demand deposits, and time deposits. Effective October 1, 2017, the LOC agreement was amended to change the scheduled commitment termination date (the “Termination Date”) to September 30, 2018. The LOC agreement can be terminated on the earliest to occur of (i) the date declared by the lender in respect of the occurrence of an event of default, (ii) a date selected by the Company upon at least 30 days’ prior written notice to the lender, or (iii) the Termination Date.

8. Subsequent Events

As discussed in Note 4, above, the Prior Management Agreement terminated upon the consummation of the transaction on September 15, 2017. As of September 30, 2017, the Company was operating pursuant to the Interim Management Agreement. On or about October 25, 2017, the Company distributed a proxy statement to Members requesting their approval of the New Management Agreement and their approval of the proposal to deregister as an Investment Company under the 1940 Act. Members of the Company approved the New Management Agreement and the proposal for deregistration of the Company as an investment company under the 1940 Act at a Special Meeting of the Members held on November 28, 2017.

The Investment Manager evaluated subsequent events through the date the financial statements were issued, and concluded that, there were no further recognized or unrecognized subsequent events that required disclosure in or adjustment to the Company’s financial statements.

FEG Directional Access Fund LLC

Other Information

(unaudited)

Information on Proxy Voting

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-268-0333. It is also available on the SEC’s website at http://www.sec.gov.

Information regarding how the Company voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-888-268-0333, and on the SEC's website at http://www.sec.gov.

Availability of Quarterly Report Schedule

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Company’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Investment Management Agreement

At a special meeting of the Board of the Company held on September 11, 2017, by a unanimous vote, the Board, including a majority of the Directors who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act (the “Independent Directors”), approved an interim investment management agreement between the Investment Manager and the Company, as well as a new investment management agreement (subject to approval by the Company's Members) (the “Investment Management Agreement”) between the Investment Manager and the Company (together, the “Advisory Agreements”).

In advance of the meeting, the Directors requested and received extensive materials from the Investment Manager to assist them in considering the approval of the Advisory Agreements. The materials provided by the Investment Manager contained information including detailed comparative information relating to the performance, advisory fees and other expenses of the Company.

The Board engaged in a detailed discussion of the materials with management of the Investment Manager. The Board then met in executive session with the counsel to the Independent Directors for a full review of the materials. Following this session, the meeting reconvened and after further discussion the Board determined that the information presented provided a sufficient basis upon which to approve the Advisory Agreements.

Discussion of Factors Considered

The Board considered, among other things: (1) the nature and quality of the advisory services rendered, including, the complexity of the services provided; (2) the experience and qualifications of the personnel providing such services; (3) the fee structure and the expense ratios in relation to those of other investment companies having comparable investment policies and limitations; (4) the direct and indirect costs that may be incurred by the Investment Manager and its affiliates in performing advisory services for the Company, the basis of determining and allocating these costs, and the estimated profitability to the Investment Manager and its affiliates in performing such services; (5) possible economies of scale arising from any anticipated growth of the Company and the extent to which these would be passed on to the Company; (6) other compensation or possible benefits to the Investment Manager and its affiliates from their advisory and other relationships with the Company; (7) possible alternative fee structures or bases for determining fees; (8) the fees charged by the Investment Manager and other investment managers to similar clients and in comparison to industry fees for similar services; and (9) possible conflicts of interest that the Investment Manager may have with respect to the Company.

FEG Directional Access Fund LLC

Other Information (continued)

(unaudited)

The Board concluded that the nature, extent and quality of the services to be provided by the Investment Manager to the Company are appropriate and consistent with the terms of the Company’s Amended and Restated Limited Liability Company Operating Agreement, that the quality of those services are anticipated to be consistent with industry norms and that the Company is likely to benefit from the Investment Manager’s management of Company’s investment program.

The Board noted the Company’s performance against the HFRI Equity Hedge (Total) Index for the 1-, 3- and 5-year time periods. While the Company had trailed the HFRI Equity Hedge (Total) Index for each of the presented time periods (as of June 30, 2017, the Company had an annualized return, net of fees and expenses, of 9.4%, 1.8% and 4.6% for the 1-year, 3-year and 5-year periods, respectively, while the HFRI Equity Hedge (Total) Index had an annualized return of 12.5%, 3.0% and 6.3% for those time periods), the Board believed that the Investment Manager’s performance was appropriate given the impact of fees and expenses. In addition, because the Company is intended to protect investors from significant downside volatility in volatile markets, the reduced volatility of markets for the previous five years has had reduced impact on performance.

The Board also concluded that the Investment Manager had sufficient personnel, with the appropriate education and experience, to serve the Company effectively and have demonstrated their continuing ability to attract and retain qualified personnel.

The Board considered the anticipated costs of the services provided by the Investment Manager, and the compensation and benefits received by the Investment Manager in providing services to the Company. The Board reviewed the financial statements of the Investment Manager. In addition, the Board considered any direct or indirect revenues which may be received by the Investment Manager and its affiliates. The Board concluded that the Investment Manager’s anticipated fees and profits, which are anticipated to be none, to be derived from its relationship with the Company in light of the Company’s expenses, were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other investment managers for managing comparable funds. The Board reviewed a report on comparable funds that was prepared by Lipper, an independent third-party data service provider. The Board also concluded that the overall expense ratio of the Company was reasonable, taking into account the projected size of the Company and the quality of services provided by the Investment Manager.

The Board considered whether economies of scale could be expected to be realized by FEG from the Company. The Board determined that, because the Company is in the process of liquidating, economies of scale were not a relevant consideration in their deliberations.

The Board considered all factors and no one factor alone was deemed dispositive. After further discussion the Board determined that the information presented provided a sufficient basis upon which to approve the Advisory Agreements.

Conclusion

After receiving full disclosure of relevant information of the type described above, the Board of Directors of the Company concluded that the compensation and other terms of the Advisory Agreements was in the best interests of the Company’s Members.

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ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)
The registrant did not need to divest itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), following the filing of its last report on Form N-CSR and before filing of the current report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable to semi-annual reports.

(b)	Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K, or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	FEG DIRECTIONAL ACCESS FUND LLC

By (Signature and Title)*	/s/ Ryan S. Wheeler
Ryan S. Wheeler, President
(principal executive officer)

Date	DECEMBER 08, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ryan S. Wheeler
Ryan S. Wheeler, President
(principal executive officer)

Date	DECEMBER 08, 2017

By (Signature and Title)*	/s/ Mary T. Bascom
Mary T. Bascom, Treasurer
(principal financial officer)

Date	DECEMBER 08, 2017

*	Print the name and title of each signing officer under his or her signature.